Schedule of Investments - Virtus LifeSci Biotech Products ETF

January 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.9%
Health Care - 98.9%
2seventy bio, Inc.*	24,598	$334,533
ACADIA Pharmaceuticals, Inc.*	19,173	364,862
ADMA Biologics, Inc.*	82,439	304,200
Agios Pharmaceuticals, Inc.*	9,753	287,518
Alnylam Pharmaceuticals, Inc.*	1,293	292,735
Amgen, Inc.	1,116	281,678
Amicus Therapeutics, Inc.*	24,301	316,885
Amylyx Pharmaceuticals, Inc.*	8,307	325,551
Apellis Pharmaceuticals, Inc.*	5,743	302,828
Ascendis Pharma A/S (Denmark)*(1)	2,491	309,083
Aurinia Pharmaceuticals, Inc. (Canada)*	64,786	586,313
Axsome Therapeutics, Inc.*	3,795	284,625
BeiGene Ltd. (China)*(1)(2)	1,446	370,176
BioCryst Pharmaceuticals, Inc.*(2)	27,086	285,757
Biogen, Inc.*	1,047	304,572
BioMarin Pharmaceutical, Inc.*	2,792	322,057
BioNTech SE (Germany)(1)	1,626	233,185
Bluebird Bio, Inc.*	36,147	229,533
Blueprint Medicines Corp.*	6,474	302,595
Bridgebio Pharma, Inc.*(2)	31,681	294,000
CTI BioPharma Corp.*	51,542	285,027
Deciphera Pharmaceuticals, Inc.*	19,052	324,075
Enanta Pharmaceuticals, Inc.*	6,800	362,984
Exelixis, Inc.*	18,688	329,283
Gilead Sciences, Inc.	3,423	287,327
Halozyme Therapeutics, Inc.*	5,170	267,651
Harmony Biosciences Holdings, Inc.*	5,159	248,509
Immunocore Holdings PLC (United Kingdom)*(1)	5,131	314,376
ImmunoGen, Inc.*	58,521	269,197
Incyte Corp.*	3,660	311,612
Insmed, Inc.*	15,135	325,857
Intercept Pharmaceuticals, Inc.*	20,251	369,783
Intra-Cellular Therapies, Inc.*	5,733	274,725
Ionis Pharmaceuticals, Inc.*	7,900	314,973
Ironwood Pharmaceuticals, Inc.*(2)	24,399	281,077
Kiniksa Pharmaceuticals Ltd. Class A*	19,345	279,729
Legend Biotech Corp.*(1)	5,832	294,516
Ligand Pharmaceuticals, Inc.*	4,721	329,054
Mirum Pharmaceuticals, Inc.*	16,790	394,229
Moderna, Inc.*	1,448	254,935
Myovant Sciences Ltd.*	11,251	302,427
Nektar Therapeutics*	110,420	300,342
Neurocrine Biosciences, Inc.*	2,537	281,429
Omniab, Inc.*	1,295	0
Omniab, Inc.*	1,295	0
Provention Bio, Inc.*	31,095	269,283
PTC Therapeutics, Inc.*	7,648	350,967
Regeneron Pharmaceuticals, Inc.*	403	305,663
Rhythm Pharmaceuticals, Inc.*	10,221	279,544
Roivant Sciences Ltd.*	41,905	347,812
Sage Therapeutics, Inc.*	7,320	324,569
Sarepta Therapeutics, Inc.*	2,395	299,303
Seagen, Inc.*	2,291	319,549
Theravance Biopharma, Inc.*	26,989	291,751
Travere Therapeutics, Inc.*(2)	16,381	366,934
Ultragenyx Pharmaceutical, Inc.*	6,655	301,671
United Therapeutics Corp.*	1,093	287,645
Vanda Pharmaceuticals, Inc.*	41,789	320,940
Vertex Pharmaceuticals, Inc.*	969	313,084
Zai Lab Ltd. (China)*(1)	8,625	363,458

TOTAL INVESTMENTS - 98.9%
(Cost $17,745,284)		18,077,976
Other Assets in Excess of Liabilities - 1.1%		207,193
Net Assets - 100.0%		$18,285,169

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,365,770; total market value of collateral held by the Fund was $1,361,121. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,361,121.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

January 31, 2023 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$18,077,976	$0	$—	$18,077,976
Total	$18,077,976	$0	$—	$18,077,976